Operating Leases (Details) - USD ($)	Jun. 09, 2021	Sep. 01, 2020	Jun. 30, 2021	Dec. 31, 2020
Operating Leases (Details) [Line Items]
Renewal term	5 years
Interest rate on unpaid amount	18.00%
Operating lease liability	$ 361,158
Kyle's [Member]
Operating Leases (Details) [Line Items]
Lease rent, description		The lease is for a term of five years, with an option for a renewal term of five years, and provides for a base rent of $7,000 per month for the first 12 months, which will increase to $7,210 for months 13-16 and to $7,426 for months 37-60.
Lease term		5 years
Interest rate on unpaid amount		12.00%
Operating lease liability			$ 687,112	$ 357,985
Asien's [Member]
Operating Leases (Details) [Line Items]
Operating leases future minimum payments due	$ 11,665			$ 11,665